Quarterly Holdings Report
for
Fidelity® Enhanced Small Cap ETF
November 30, 2023
CPE-NPRT3-0124
1.9910071.100
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
Bandwidth, Inc. (a)	84,560	928,469
EchoStar Holding Corp. Class A (a)	48,986	512,883
Lumen Technologies, Inc. (a)	633,188	829,476
Ooma, Inc. (a)	70,956	823,090
		3,093,918
Entertainment - 0.6%
Lions Gate Entertainment Corp.:
Class A (a)	102,473	904,837
Class B (a)	112,581	941,177
Madison Square Garden Entertainment Corp.	32,679	989,520
		2,835,534
Interactive Media & Services - 1.0%
Eventbrite, Inc. (a)	26,530	187,037
TrueCar, Inc. (a)	184,791	515,567
Vimeo, Inc. (a)	330,691	1,164,032
Yelp, Inc. (a)	64,006	2,797,702
Zedge, Inc. (a)	20,492	36,066
		4,700,404
Media - 0.3%
John Wiley & Sons, Inc. Class A	17,100	516,591
TEGNA, Inc.	42,982	658,914
		1,175,505
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	92,619	1,824,594
TOTAL COMMUNICATION SERVICES		13,629,955
CONSUMER DISCRETIONARY - 11.2%
Automobile Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	37,195	258,877
Cooper-Standard Holding, Inc. (a)	34,939	619,818
Standard Motor Products, Inc.	4,249	152,837
Visteon Corp. (a)	4,173	495,210
		1,526,742
Automobiles - 0.6%
Winnebago Industries, Inc.	43,012	2,779,866
Broadline Retail - 0.7%
ContextLogic, Inc. (a)(b)	232,459	1,171,593
Dillard's, Inc. Class A (b)	6,330	2,197,080
		3,368,673
Diversified Consumer Services - 1.2%
2U, Inc. (a)	159,593	156,784
Coursera, Inc. (a)	59,675	1,178,581
Duolingo, Inc. (a)	10,933	2,320,967
Frontdoor, Inc. (a)	45,326	1,556,042
		5,212,374
Hotels, Restaurants & Leisure - 1.8%
Carrols Restaurant Group, Inc.	99,194	748,915
Dine Brands Global, Inc.	2,984	129,714
Everi Holdings, Inc. (a)	69,904	730,497
International Game Technology PLC	76,582	2,047,037
Red Robin Gourmet Burgers, Inc. (a)	50,418	446,703
Sabre Corp. (a)	278,648	983,627
Texas Roadhouse, Inc. Class A	1,434	161,411
Wingstop, Inc.	11,445	2,750,920
		7,998,824
Household Durables - 3.2%
Cavco Industries, Inc. (a)	4,393	1,242,253
Flexsteel Industries, Inc.	15,297	258,672
Green Brick Partners, Inc. (a)	27,463	1,303,119
Installed Building Products, Inc. (b)	23,422	3,525,245
KB Home	13,188	687,095
M.D.C. Holdings, Inc.	23,493	1,039,800
M/I Homes, Inc. (a)	29,893	3,154,010
Meritage Homes Corp.	5,619	793,965
Taylor Morrison Home Corp. (a)	23,837	1,075,049
TRI Pointe Homes, Inc. (a)	40,663	1,186,546
		14,265,754
Leisure Products - 0.1%
Bowflex, Inc. (a)	101,906	62,652
Johnson Outdoors, Inc. Class A	3,151	165,554
Sturm, Ruger & Co., Inc.	2,445	107,482
		335,688
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	30,645	2,325,649
Asbury Automotive Group, Inc. (a)	3,393	711,919
CarParts.com, Inc. (a)	176,940	541,436
Carvana Co. Class A (a)	14,632	458,274
Group 1 Automotive, Inc. (b)	2,263	638,392
Murphy U.S.A., Inc.	6,374	2,355,512
National Vision Holdings, Inc. (a)	67,763	1,250,227
Sally Beauty Holdings, Inc. (a)	93,418	903,352
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	30,327	1,554,865
Stitch Fix, Inc. (a)	80,392	300,666
The Container Store Group, Inc. (a)	73,231	137,674
The ODP Corp. (a)	48,163	2,193,825
Urban Outfitters, Inc. (a)	28,574	1,020,092
Winmark Corp.	419	180,170
		14,572,053
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc.	20,140	294,245
Rocky Brands, Inc.	7,381	213,089
		507,334
TOTAL CONSUMER DISCRETIONARY		50,567,308
CONSUMER STAPLES - 2.1%
Beverages - 1.2%
Coca-Cola Bottling Co. Consolidated	4,450	3,268,614
Primo Water Corp.	166,520	2,392,892
		5,661,506
Consumer Staples Distribution & Retail - 0.4%
Andersons, Inc.	7,261	362,033
Ingles Markets, Inc. Class A	10,907	890,229
Natural Grocers by Vitamin Cottage, Inc.	18,215	285,793
PriceSmart, Inc.	2,153	145,091
		1,683,146
Food Products - 0.2%
Calavo Growers, Inc.	6,301	136,669
Fresh Del Monte Produce, Inc.	20,116	458,645
The J.M. Smucker Co.	457	50,147
Vital Farms, Inc. (a)	12,105	161,239
		806,700
Personal Care Products - 0.2%
elf Beauty, Inc. (a)	5,279	623,397
Herbalife Ltd. (a)	11,098	142,942
Nu Skin Enterprises, Inc. Class A	17,500	297,850
		1,064,189
Tobacco - 0.1%
Turning Point Brands, Inc.	16,435	375,211
TOTAL CONSUMER STAPLES		9,590,752
ENERGY - 7.1%
Energy Equipment & Services - 2.4%
Archrock, Inc.	21,157	306,565
Borr Drilling Ltd. (a)	26,199	165,054
Bristow Group, Inc. (a)	17,236	443,827
Championx Corp.	5,356	157,038
DMC Global, Inc. (a)	611	9,745
Helix Energy Solutions Group, Inc. (a)	126,736	1,181,180
Helmerich & Payne, Inc.	5,272	191,005
Nabors Industries Ltd. (a)	6,624	575,096
Nabors Industries Ltd. warrants 6/11/26 (a)	10,764	129,168
Oceaneering International, Inc. (a)	84,128	1,738,084
Oil States International, Inc. (a)	37,857	260,835
Patterson-UTI Energy, Inc.	35,572	416,548
Tidewater, Inc. (a)	37,773	2,269,402
U.S. Silica Holdings, Inc. (a)	31,607	356,527
Weatherford International PLC (a)	27,954	2,535,148
		10,735,222
Oil, Gas & Consumable Fuels - 4.7%
Ardmore Shipping Corp. (b)	33,797	459,639
Callon Petroleum Co. (a)	40,680	1,272,064
Civitas Resources, Inc.	41,250	2,833,463
CONSOL Energy, Inc.	3,404	363,105
CVR Energy, Inc.	66,091	2,099,711
Delek U.S. Holdings, Inc.	57,049	1,548,310
DHT Holdings, Inc.	21,236	211,511
Equitrans Midstream Corp.	70,569	661,937
Frontline PLC (NY Shares)	1,243	24,711
Magnolia Oil & Gas Corp. Class A	55,779	1,199,249
Matador Resources Co.	56,333	3,260,554
Murphy Oil Corp.	76,784	3,284,052
Par Pacific Holdings, Inc. (a)	1,822	62,440
PBF Energy, Inc. Class A	28,574	1,268,686
Permian Resource Corp. Class A	72,982	958,983
Scorpio Tankers, Inc.	2,777	152,430
SM Energy Co.	5,494	205,750
Teekay Tankers Ltd.	16,196	804,779
Vitesse Energy, Inc. (b)	25,807	609,819
W&T Offshore, Inc. (b)	56,779	189,642
		21,470,835
TOTAL ENERGY		32,206,057
FINANCIALS - 15.6%
Banks - 7.4%
1st Source Corp.	12,501	604,173
Ameris Bancorp	37,791	1,609,141
Atlantic Union Bankshares Corp.	43,680	1,335,298
Axos Financial, Inc. (a)	32,425	1,240,905
BancFirst Corp.	30,917	2,678,340
Bancorp, Inc., Delaware (a)	23,947	934,172
Banner Corp.	19,613	885,331
Berkshire Hills Bancorp, Inc.	38,159	798,668
Byline Bancorp, Inc.	5,536	110,665
Cadence Bank	79,312	1,986,766
Capital City Bank Group, Inc.	2,442	65,299
Cathay General Bancorp	8,458	310,239
Central Pacific Financial Corp.	24,636	432,855
City Holding Co.	1,817	174,923
Community Trust Bancorp, Inc.	7,334	291,820
CVB Financial Corp.	57,463	1,027,438
Financial Institutions, Inc.	15,429	267,847
First Bancorp, Puerto Rico	143,952	2,159,280
First Busey Corp.	36,805	798,669
First Commonwealth Financial Corp.	24,584	328,688
First Financial Bankshares, Inc.	42,001	1,102,526
Fulton Financial Corp.	12,093	172,083
Great Southern Bancorp, Inc.	23,587	1,198,455
Heartland Financial U.S.A., Inc.	7,379	228,232
Lakeland Financial Corp.	38,841	2,157,618
Mercantile Bank Corp.	3,473	119,436
Midland States Bancorp, Inc.	9,054	204,439
NBT Bancorp, Inc.	9,219	327,551
Northwest Bancshares, Inc.	48,840	544,078
OFG Bancorp	28,355	951,594
Peapack-Gladstone Financial Corp.	11,620	288,641
Preferred Bank, Los Angeles	3,413	210,343
Provident Financial Services, Inc.	102,913	1,566,336
Renasant Corp.	42,841	1,166,989
Sierra Bancorp	14,830	277,914
Simmons First National Corp. Class A	33,565	536,704
Stellar Bancorp, Inc.	26,553	633,555
Tompkins Financial Corp.	4,096	216,965
UMB Financial Corp.	13,780	987,475
Univest Corp. of Pennsylvania	15,294	288,904
WaFd, Inc.	13,106	350,323
WesBanco, Inc.	31,447	837,119
Westamerica Bancorp.	22,258	1,128,703
		33,536,500
Capital Markets - 2.8%
Assetmark Financial Holdings, Inc. (a)	56,191	1,440,737
BGC Group, Inc. Class A	304,489	1,979,179
Federated Hermes, Inc.	71,306	2,268,957
Open Lending Corp. (a)	19,046	121,704
Oppenheimer Holdings, Inc. Class A (non-vtg.)	5,044	200,802
Stifel Financial Corp.	23,903	1,458,561
StoneX Group, Inc. (a)	38,214	2,336,022
Virtus Investment Partners, Inc.	11,154	2,181,945
WisdomTree Investments, Inc.	133,054	866,182
		12,854,089
Consumer Finance - 0.7%
EZCORP, Inc. (non-vtg.) Class A (a)(b)	12,215	100,163
LendingTree, Inc. (a)	21,764	385,223
PRA Group, Inc. (a)	19,467	360,724
PROG Holdings, Inc. (a)	78,771	2,147,297
Regional Management Corp.	12,375	273,735
		3,267,142
Financial Services - 1.6%
Compass Diversified Holdings	24,817	500,559
Essent Group Ltd.	16,967	820,185
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	11,064	1,834,854
i3 Verticals, Inc. Class A (a)	9,373	188,678
Marqeta, Inc. Class A (a)	122,961	780,802
NMI Holdings, Inc. (a)	39,822	1,095,105
Paysafe Ltd. (a)	57,038	576,654
StoneCo Ltd. Class A (a)	56,055	874,458
Waterstone Financial, Inc.	29,448	359,560
		7,030,855
Insurance - 2.4%
American Equity Investment Life Holding Co.	6,634	365,931
Amerisafe, Inc.	11,189	538,862
Employers Holdings, Inc.	21,350	817,919
Goosehead Insurance (a)	36,640	2,684,979
Kinsale Capital Group, Inc.	6,047	2,117,055
Oscar Health, Inc. (a)	143,425	1,219,113
Selective Insurance Group, Inc.	28,515	2,899,690
Trupanion, Inc. (a)(b)	6,198	159,413
		10,802,962
Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc.	44,008	474,406
BrightSpire Capital, Inc.	35,980	244,304
KKR Real Estate Finance Trust, Inc.	117,898	1,480,799
Ladder Capital Corp. Class A	41,439	464,531
TPG RE Finance Trust, Inc.	68,757	406,354
		3,070,394
TOTAL FINANCIALS		70,561,942
HEALTH CARE - 13.4%
Biotechnology - 5.6%
2seventy bio, Inc. (a)	51,903	94,982
Adaptimmune Therapeutics PLC sponsored ADR (a)	99,822	49,911
Adicet Bio, Inc. (a)	80,194	94,629
Adverum Biotechnologies, Inc. (a)	119,568	96,695
Affimed NV (a)	81,785	36,803
Agenus, Inc. (a)	207,219	161,030
Agios Pharmaceuticals, Inc. (a)	2,210	49,128
Akebia Therapeutics, Inc. (a)	338,048	358,331
Akero Therapeutics, Inc. (a)	24,944	417,563
Alector, Inc. (a)	44,330	240,269
Alkermes PLC (a)	40,852	986,167
Allakos, Inc. (a)	73,084	162,246
Allovir, Inc. (a)	74,608	140,263
Altimmune, Inc. (a)(b)	38,100	120,396
Amicus Therapeutics, Inc. (a)	75,459	831,558
Anika Therapeutics, Inc. (a)	5,645	123,682
Annexon, Inc. (a)	52,175	129,916
Arbutus Biopharma Corp. (a)	77,553	158,984
Arcellx, Inc. (a)	5,456	286,604
Arcturus Therapeutics Holdings, Inc. (a)	18,231	436,450
Arcus Biosciences, Inc. (a)	11,304	170,238
Arcutis Biotherapeutics, Inc. (a)(b)	70,354	129,451
Arrowhead Pharmaceuticals, Inc. (a)	11,370	241,044
Assembly Biosciences, Inc. (a)	88,168	61,726
Atara Biotherapeutics, Inc. (a)(b)	141,924	93,670
Atreca, Inc. (a)(b)	21,552	4,735
Avid Bioservices, Inc. (a)	15,300	77,877
Beam Therapeutics, Inc. (a)	6,310	177,185
BioCryst Pharmaceuticals, Inc. (a)	71,948	423,054
Biohaven Ltd. (a)	21,771	725,410
bluebird bio, Inc. (a)(b)	80,707	308,301
Blueprint Medicines Corp. (a)	8,209	571,675
Bolt Biotherapeutics, Inc. (a)(b)	50,695	43,243
BridgeBio Pharma, Inc. (a)	14,632	420,085
C4 Therapeutics, Inc. (a)	74,120	120,816
CareDx, Inc. (a)	35,287	342,637
Carisma Therapeutics, Inc. (b)	15,224	36,538
Carisma Therapeutics, Inc. rights (a)(c)	304,482	3
Cartesian Therapeutics, Inc. (a)	85,524	115,457
Catalyst Pharmaceutical Partners, Inc. (a)	4,079	58,860
Celldex Therapeutics, Inc. (a)	3,305	99,844
Cerevel Therapeutics Holdings (a)	4,276	110,877
Cogent Biosciences, Inc. (a)	17,927	137,500
Coherus BioSciences, Inc. (a)	82,014	174,690
Corbus Pharmaceuticals Holdings, Inc. (a)	1,977	13,226
Crinetics Pharmaceuticals, Inc. (a)	3,923	124,712
Cytokinetics, Inc. (a)	11,858	397,006
CytomX Therapeutics, Inc. (a)	106,678	148,282
Denali Therapeutics, Inc. (a)	15,624	289,356
Design Therapeutics, Inc. (a)	42,290	101,496
Disc Medicine, Inc. (a)	4,586	253,055
Dynavax Technologies Corp. (a)	8,832	120,998
Dyne Therapeutics, Inc. (a)	15,509	171,840
Eagle Pharmaceuticals, Inc. (a)	11,827	69,188
Editas Medicine, Inc. (a)(b)	41,925	441,470
Enanta Pharmaceuticals, Inc. (a)	13,500	126,090
Fate Therapeutics, Inc. (a)	88,761	221,015
FibroGen, Inc. (a)	169,479	93,620
Fortress Biotech, Inc. (a)(b)	3,612	7,152
Gritstone Bio, Inc. (a)	76,699	99,709
Halozyme Therapeutics, Inc. (a)	19,374	748,030
Heron Therapeutics, Inc. (a)(b)	175,793	216,225
Homology Medicines, Inc. (a)(b)	41,073	21,810
Ideaya Biosciences, Inc. (a)	3,651	114,824
ImmunoGen, Inc. (a)	31,433	922,559
Immunovant, Inc. (a)	6,630	259,432
Insmed, Inc. (a)	37,396	935,648
Intellia Therapeutics, Inc. (a)	11,355	336,449
Ironwood Pharmaceuticals, Inc. Class A (a)	7,869	77,903
Jounce Therapeutics, Inc. rights (a)(c)	118,367	1
Kalvista Pharmaceuticals, Inc. (a)	24,244	204,619
Karyopharm Therapeutics, Inc. (a)	169,383	130,425
Kodiak Sciences, Inc. (a)	81,705	197,726
Krystal Biotech, Inc. (a)	2,238	233,267
Kura Oncology, Inc. (a)	35,251	340,877
Macrogenics, Inc. (a)	43,298	355,477
Madrigal Pharmaceuticals, Inc. (a)	1,255	255,142
Mersana Therapeutics, Inc. (a)	227,836	375,929
MiMedx Group, Inc. (a)	44,616	346,666
Mural Oncology PLC	4,085	14,747
Mustang Bio, Inc. (a)	4,658	6,708
Myriad Genetics, Inc. (a)	7,410	141,457
Nkarta, Inc. (a)(b)	66,200	174,768
Nurix Therapeutics, Inc. (a)(b)	31,948	198,717
Oncternal Therapeutics, Inc. rights (a)(c)	1,148	0
Organogenesis Holdings, Inc. Class A (a)	52,812	134,671
ORIC Pharmaceuticals, Inc. (a)	63,852	504,431
Ovid Therapeutics, Inc. (a)	44,108	131,221
Passage Bio, Inc. (a)	38,538	24,321
Precigen, Inc. (a)	140,393	157,240
Protagonist Therapeutics, Inc. (a)	22,255	405,264
Prothena Corp. PLC (a)	3,001	97,773
PTC Therapeutics, Inc. (a)	20,889	480,865
Puma Biotechnology, Inc. (a)	28,309	110,405
RAPT Therapeutics, Inc. (a)	8,720	126,614
Recursion Pharmaceuticals, Inc. (a)(b)	22,076	151,221
Relay Therapeutics, Inc. (a)	19,837	156,911
Revolution Medicines, Inc. (a)	12,408	289,479
Rigel Pharmaceuticals, Inc. (a)	123,558	140,856
Rocket Pharmaceuticals, Inc. (a)	23,281	543,146
Sana Biotechnology, Inc. (a)	40,828	165,762
Sangamo Therapeutics, Inc. (a)	177,187	76,190
Surface Oncology, Inc. rights (a)(c)	60,289	1
Sutro Biopharma, Inc. (a)	49,542	129,305
Syndax Pharmaceuticals, Inc. (a)	21,982	365,890
Travere Therapeutics, Inc. (a)	42,225	265,173
Vanda Pharmaceuticals, Inc. (a)	58,866	218,982
Vaxcyte, Inc. (a)	14,349	742,848
Vera Therapeutics, Inc. (a)	21,953	297,463
Veracyte, Inc. (a)	4,940	126,464
Vericel Corp. (a)	3,194	113,515
Voyager Therapeutics, Inc. (a)	37,315	270,907
Xbiotech, Inc. (a)	12,960	50,803
Y-mAbs Therapeutics, Inc. (a)	21,928	136,173
Zymeworks, Inc. (a)	15,567	138,079
		25,460,117
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)	245,917	641,843
Angiodynamics, Inc. (a)	13,337	87,091
Artivion, Inc. (a)	40,507	718,594
Atricure, Inc. (a)	52,834	1,874,550
Avanos Medical, Inc. (a)	86,897	1,872,630
Cerus Corp. (a)	207,212	333,611
Inari Medical, Inc. (a)	17,399	1,038,546
Integer Holdings Corp. (a)	2,675	233,314
IRadimed Corp.	4,332	190,348
Lantheus Holdings, Inc. (a)	45,100	3,230,062
LivaNova PLC (a)	7,802	349,920
Merit Medical Systems, Inc. (a)	30,319	2,169,628
Omnicell, Inc. (a)	51,647	1,722,944
SurModics, Inc. (a)	24,763	812,722
Tactile Systems Technology, Inc. (a)	21,677	288,954
Varex Imaging Corp. (a)	18,235	343,730
Zimvie, Inc. (a)	154,360	1,458,702
		17,367,189
Health Care Providers & Services - 2.0%
23andMe Holding Co. Class A (a)	418,382	360,018
Addus HomeCare Corp. (a)	6,904	602,029
AMN Healthcare Services, Inc. (a)	10,541	714,680
Guardant Health, Inc. (a)	35,497	893,459
National Healthcare Corp.	15,143	1,159,500
Option Care Health, Inc. (a)	105,404	3,135,769
Patterson Companies, Inc.	72,465	1,841,336
The Ensign Group, Inc.	4,240	453,977
		9,160,768
Health Care Technology - 0.4%
HealthStream, Inc.	38,708	967,700
Phreesia, Inc. (a)	49,354	760,545
		1,728,245
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	56,983	249,586
Codexis, Inc. (a)	52,093	122,939
Medpace Holdings, Inc. (a)	1,707	462,119
Nanostring Technologies, Inc. (a)(b)	75,916	37,753
OmniAb, Inc. (a)	24,082	105,720
Pacific Biosciences of California, Inc. (a)	23,291	197,508
		1,175,625
Pharmaceuticals - 1.3%
Amneal Intermediate, Inc. (a)	83,480	359,799
Amphastar Pharmaceuticals, Inc. (a)	12,937	728,612
Amylyx Pharmaceuticals, Inc. (a)	10,967	155,293
Arvinas Holding Co. LLC (a)	14,721	323,420
Atea Pharmaceuticals, Inc. (a)	39,227	117,289
Axsome Therapeutics, Inc. (a)	3,175	214,154
Cara Therapeutics, Inc. (a)	95,825	92,653
Corcept Therapeutics, Inc. (a)	20,710	527,484
CymaBay Therapeutics, Inc. (a)	18,386	351,724
Esperion Therapeutics, Inc. (a)(b)	133,227	177,192
Harrow, Inc. (a)(b)	10,372	95,734
Intra-Cellular Therapies, Inc. (a)	13,951	856,173
NGM Biopharmaceuticals, Inc. (a)	28,902	21,587
Ocular Therapeutix, Inc. (a)(b)	39,930	99,026
Odonate, Inc. (a)(c)	35	105,000
Pacira Biosciences, Inc. (a)	9,007	245,711
Prestige Brands Holdings, Inc. (a)	15,956	915,077
Relmada Therapeutics, Inc. (a)	52,182	128,890
Supernus Pharmaceuticals, Inc. (a)	2,528	68,888
Terns Pharmaceuticals, Inc. (a)	33,887	150,797
WAVE Life Sciences (a)	32,240	171,194
		5,905,697
TOTAL HEALTH CARE		60,797,641
INDUSTRIALS - 18.5%
Aerospace & Defense - 0.4%
AAR Corp. (a)	11,003	762,508
Astronics Corp. (a)	34,061	505,806
Park Aerospace Corp.	10,558	159,215
Rocket Lab U.S.A., Inc. Class A (a)(b)	83,646	366,369
Virgin Galactic Holdings, Inc. (a)(b)	65,969	147,111
		1,941,009
Air Freight & Logistics - 0.5%
Forward Air Corp.	35,751	2,271,261
Building Products - 2.0%
American Woodmark Corp. (a)	4,140	299,736
Apogee Enterprises, Inc.	38,352	1,729,675
Griffon Corp.	27,170	1,264,220
Janus International Group, Inc. (a)	163,065	1,720,336
Jeld-Wen Holding, Inc. (a)	42,406	677,648
Masonite International Corp. (a)	2,566	227,989
PGT Innovations, Inc. (a)	61,654	1,984,642
Resideo Technologies, Inc. (a)	61,108	1,004,004
Simpson Manufacturing Co. Ltd.	2,000	333,940
		9,242,190
Commercial Services & Supplies - 2.2%
ACV Auctions, Inc. Class A (a)	63,056	985,565
Brady Corp. Class A	39,324	2,212,761
CECO Environmental Corp. (a)	5,800	111,650
Cimpress PLC (a)	38,028	2,680,594
Interface, Inc.	50,344	508,978
Liquidity Services, Inc. (a)	4,801	91,987
Millerknoll, Inc.	52,693	1,359,479
The Brink's Co.	24,988	1,971,553
		9,922,567
Construction & Engineering - 1.8%
Arcosa, Inc.	10,922	810,412
Comfort Systems U.S.A., Inc.	7,582	1,467,724
Dycom Industries, Inc. (a)	4,913	510,313
EMCOR Group, Inc.	10,914	2,319,443
Fluor Corp. (a)	42,880	1,630,726
Limbach Holdings, Inc. (a)	29,833	1,137,234
Sterling Construction Co., Inc. (a)	1,865	118,446
		7,994,298
Electrical Equipment - 2.7%
Atkore, Inc. (a)	20,293	2,636,061
Encore Wire Corp.	5,094	938,824
EnerSys	32,087	2,839,058
Enovix Corp. (a)(b)	7,471	82,704
LSI Industries, Inc.	33,667	441,374
Nextracker, Inc. Class A	4,860	197,510
Powell Industries, Inc.	15,050	1,251,558
Preformed Line Products Co.	10,941	1,363,358
Thermon Group Holdings, Inc. (a)	77,082	2,324,022
Vicor Corp. (a)	3,841	140,465
		12,214,934
Ground Transportation - 0.2%
Marten Transport Ltd.	37,839	713,265
TuSimple Holdings, Inc. (a)	103,200	87,823
		801,088
Machinery - 2.5%
Alamo Group, Inc.	8,789	1,614,539
Albany International Corp. Class A	6,474	555,599
Gorman-Rupp Co.	5,077	160,332
Hurco Companies, Inc.	17,022	356,951
Hyster-Yale Materials Handling, Inc. Class A	21,708	1,034,820
L.B. Foster Co. Class A (a)	6,670	133,133
Lindsay Corp.	1,275	152,120
Mueller Water Products, Inc. Class A	18,147	241,174
Proto Labs, Inc. (a)	12,048	436,138
SPX Technologies, Inc. (a)	13,574	1,157,998
Tennant Co.	8,835	756,453
Terex Corp.	21,658	1,072,071
Wabash National Corp.	15,243	334,127
Watts Water Technologies, Inc. Class A	16,403	3,157,742
		11,163,197
Marine Transportation - 0.6%
Matson, Inc.	28,525	2,731,839
Passenger Airlines - 0.2%
Joby Aviation, Inc. (a)(b)	23,288	138,796
Mesa Air Group, Inc. (a)(b)	87,564	63,046
SkyWest, Inc. (a)	16,111	761,728
		963,570
Professional Services - 3.8%
Barrett Business Services, Inc.	21,266	2,338,197
Conduent, Inc. (a)	64,335	195,578
CRA International, Inc.	8,340	790,382
CSG Systems International, Inc.	51,645	2,540,418
ExlService Holdings, Inc. (a)	109,490	3,106,231
Heidrick & Struggles International, Inc.	25,580	695,264
Huron Consulting Group, Inc. (a)	16,440	1,712,555
Insperity, Inc.	1,888	214,760
Parsons Corp. (a)	45,860	2,856,619
TriNet Group, Inc. (a)	1,327	153,839
Ttec Holdings, Inc.	25,429	476,031
Upwork, Inc. (a)	144,655	2,038,189
		17,118,063
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	11,808	112,648
Applied Industrial Technologies, Inc.	6,020	963,621
Beacon Roofing Supply, Inc. (a)	14,496	1,164,899
Boise Cascade Co.	1,585	173,241
DXP Enterprises, Inc. (a)	9,389	274,910
Global Industrial Co.	31,317	1,115,198
H&E Equipment Services, Inc.	37,215	1,648,997
MRC Global, Inc. (a)	22,489	232,536
Rush Enterprises, Inc. Class A	36,464	1,446,527
Titan Machinery, Inc. (a)	5,747	131,376
		7,263,953
TOTAL INDUSTRIALS		83,627,969
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.2%
CommScope Holding Co., Inc. (a)	445,389	743,800
Extreme Networks, Inc. (a)	25,705	414,879
		1,158,679
Electronic Equipment, Instruments & Components - 3.6%
Arlo Technologies, Inc. (a)	25,361	230,531
Badger Meter, Inc.	10,620	1,565,069
Bel Fuse, Inc. Class B (non-vtg.)	2,589	140,065
Belden, Inc.	33,744	2,241,951
Benchmark Electronics, Inc.	46,671	1,164,441
ePlus, Inc. (a)	2,036	129,245
Fabrinet (a)	16,436	2,660,988
FARO Technologies, Inc. (a)	21,034	386,395
Itron, Inc. (a)	21,271	1,433,240
Kimball Electronics, Inc. (a)	58,048	1,430,303
Napco Security Technologies, Inc.	11,365	347,769
OSI Systems, Inc. (a)	3,804	468,995
PC Connection, Inc.	15,941	950,562
Sanmina Corp. (a)	55,674	2,789,824
ScanSource, Inc. (a)	8,891	297,226
		16,236,604
IT Services - 0.0%
Perficient, Inc. (a)	2,230	137,992
Semiconductors & Semiconductor Equipment - 2.2%
Axcelis Technologies, Inc. (a)	14,085	1,750,484
CEVA, Inc. (a)	6,217	135,282
Diodes, Inc. (a)	20,103	1,335,241
Lattice Semiconductor Corp. (a)	29,625	1,734,544
MaxLinear, Inc. Class A (a)	57,780	1,082,219
PDF Solutions, Inc. (a)	72,583	2,176,764
Photronics, Inc. (a)	42,055	888,622
Rambus, Inc. (a)	10,218	691,452
		9,794,608
Software - 7.5%
8x8, Inc. (a)	473,004	1,461,582
AppFolio, Inc. (a)	5,063	958,173
Aurora Innovation, Inc. (a)(b)	71,658	156,931
Blackbaud, Inc. (a)	19,685	1,481,099
BlackLine, Inc. (a)	27,641	1,599,032
Box, Inc. Class A (a)	23,928	626,196
CommVault Systems, Inc. (a)	40,868	3,007,067
Domo, Inc. Class B (a)	138,514	1,314,498
EngageSmart, Inc. (a)	18,164	414,321
LivePerson, Inc. (a)	265,898	755,150
Liveramp Holdings, Inc. (a)	92,516	3,067,831
Pagerduty, Inc. (a)(b)	90,252	1,967,494
Progress Software Corp.	22,877	1,232,155
PROS Holdings, Inc. (a)	24,005	877,383
Q2 Holdings, Inc. (a)	81,283	2,887,172
Qualys, Inc. (a)	20,795	3,843,748
Rapid7, Inc. (a)	25,506	1,381,150
SecureWorks Corp. (a)	25,869	154,697
Sprout Social, Inc. (a)	12,676	721,264
SPS Commerce, Inc. (a)	15,856	2,731,672
Tenable Holdings, Inc. (a)	27,946	1,156,685
Upland Software, Inc. (a)(b)	36,104	170,411
Yext, Inc. (a)	128,893	854,561
Zuora, Inc. (a)	132,437	1,207,825
		34,028,097
Technology Hardware, Storage & Peripherals - 1.1%
IonQ, Inc. (a)	21,399	261,710
Super Micro Computer, Inc. (a)	17,139	4,686,998
		4,948,708
TOTAL INFORMATION TECHNOLOGY		66,304,688
MATERIALS - 5.2%
Chemicals - 1.8%
AdvanSix, Inc.	4,671	122,053
American Vanguard Corp.	65,797	617,176
Balchem Corp.	2,014	251,186
Ecovyst, Inc. (a)	59,009	561,766
FutureFuel Corp.	26,646	158,277
H.B. Fuller Co.	18,589	1,406,816
Hawkins, Inc.	6,058	372,204
Innospec, Inc.	17,003	1,786,505
Minerals Technologies, Inc.	35,762	2,240,132
Rayonier Advanced Materials, Inc. (a)	35,794	118,120
Sensient Technologies Corp.	10,679	618,741
		8,252,976
Containers & Packaging - 0.5%
Greif, Inc. Class A	4,526	316,367
Myers Industries, Inc.	106,540	1,877,235
O-I Glass, Inc. (a)	9,005	132,914
		2,326,516
Metals & Mining - 2.7%
Arch Resources, Inc.	2,633	436,973
ATI, Inc. (a)	42,614	1,872,885
Carpenter Technology Corp.	42,716	3,024,720
Commercial Metals Co.	8,316	376,964
Constellium NV (a)	70,220	1,221,828
Materion Corp.	11,245	1,271,922
Olympic Steel, Inc.	2,939	166,142
Ryerson Holding Corp.	1,951	60,422
SunCoke Energy, Inc.	180,309	1,678,677
Worthington Enterprises, Inc.	28,505	2,043,809
		12,154,342
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	16,419	575,814
TOTAL MATERIALS		23,309,648
REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexanders, Inc.	1,622	298,383
American Assets Trust, Inc.	83,164	1,674,923
Ashford Hospitality Trust, Inc. (a)	79,177	173,398
Community Healthcare Trust, Inc.	6,184	167,586
EastGroup Properties, Inc.	12,913	2,243,634
Empire State Realty Trust, Inc.	157,894	1,414,730
Four Corners Property Trust, Inc.	84,699	1,947,230
Global Medical REIT, Inc.	91,250	915,238
Global Net Lease, Inc.	81,606	716,501
LXP Industrial Trust (REIT)	98,203	862,222
National Storage Affiliates Trust	9,699	321,910
NexPoint Residential Trust, Inc.	5,356	163,090
Phillips Edison & Co., Inc.	56,257	1,982,497
Physicians Realty Trust	11,509	134,425
Retail Opportunity Investments Corp.	40,438	520,437
RLJ Lodging Trust	28,412	303,724
Ryman Hospitality Properties, Inc.	22,597	2,267,609
SITE Centers Corp.	43,535	574,227
Tanger Factory Outlet Centers, Inc.	18,725	467,376
Terreno Realty Corp.	52,339	2,989,080
Universal Health Realty Income Trust (SBI)	13,226	527,321
Urban Edge Properties	22,915	383,826
		21,049,367
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	18,738	153,839
Opendoor Technologies, Inc. (a)	60,006	180,618
		334,457
TOTAL REAL ESTATE		21,383,824
UTILITIES - 1.6%
Electric Utilities - 0.5%
Allete, Inc.	30,487	1,691,419
MGE Energy, Inc.	6,879	507,326
PNM Resources, Inc.	4,438	184,488
Portland General Electric Co.	2,635	108,193
		2,491,426
Gas Utilities - 0.3%
New Jersey Resources Corp.	32,126	1,355,717
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	84,699	423,495
Clearway Energy, Inc.:
Class A	24,820	587,489
Class C	23,426	584,947
		1,595,931
Water Utilities - 0.4%
American States Water Co.	16,694	1,333,851
Consolidated Water Co., Inc.	6,829	246,459
SJW Group	6,034	396,072
		1,976,382
TOTAL UTILITIES		7,419,456
TOTAL COMMON STOCKS (Cost $409,656,002)		439,399,240

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e) (Cost $12,385,227)	12,383,989	12,385,228

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $422,041,229)	451,784,468
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,109,181
NET ASSETS - 100.0%	452,893,649

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	136	Dec 2023	12,322,960	42,788	42,788

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	65,357,814	65,357,814	9,658	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	14,231,502	1,846,275	526	-	1	12,385,228	0.0%
Total	-	79,589,316	67,204,089	10,184	-	1	12,385,228

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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